Regulatory framework (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Framework
Schedule of electricity rate

Resolution	Date	What it approves	Effective as from	VAD
SE No. 110/2025	February 28, 2025	Seasonal reference prices	March 1	-
ENRE No. 160/2025	March 6, 2025	Electricity rate schedules (1)	March 1	-
ENRE No. 224/2025	April 1, 2025	Electricity rate schedules (2)	April 1	3.50%
SE No. 171/2025	April 29, 2025	Seasonal reference prices (3)	May 1	-
ENRE No. 304/2025	April 29, 2025	Electricity rate schedules (4)	May 1	3.00%
SE No. 226/2025	May 29, 2025	Seasonal reference prices	June 1	-
ENRE No. 401/2025	June 3, 2025	Electricity rate schedules	June 1	3.24%
SE No. 281/2025	June 27, 2025	Seasonal reference prices	July 1	-
ENRE No. 469/2025	June 30, 2025	Electricity rate schedules	July 1	0.75%
SE No. 334/2025	July 30, 2025	Seasonal reference prices (5)	August 1	-
ENRE No. 568/2025	July 31, 2025	Electricity rate schedules	August 1	2.10%
SE No. 359/2025	August 27, 2025	Seasonal reference prices	September 1	-
ENRE No. 614/2025	September 1, 2025	Electricity rate schedules	September 1	2.97%
SE No. 383/2025	September 29, 2025	Seasonal reference prices	October 1	-
ENRE No. 695/2025	October 1, 2025	Electricity rate schedules	October 1	3.13%
SE No. 434/2025	October 31, 2025	Seasonal reference prices (6)	November 1	-
ENRE No. 745/2025	October 31, 2025	Electricity rate schedules	November 1	3.60%
SE No. 488/2025	November 27, 2025	Seasonal reference prices	December 1	-
ENRE No. 798/2025	November 28, 2025	Electricity rate schedules	December 1	1.93%
SE No. 604/2025	December 26, 2025	Seasonal reference prices	January 1	-
ENRE No. 841/2025	December 29, 2025	Electricity rate schedules	January 1	2.31%
ENRE No. 22/2026	January 27, 2026	Electricity rate schedules	January 16	-
SE No. 22/2026	January 28, 2026	Seasonal reference prices	February 1	-
ENRE No. 46/2026	January 29, 2026	Electricity rate schedules	February 1	2.98%
ENRE No. 109/2026	February 27, 2026	Electricity rate schedules	March 1	2.50%

(1)	It approves the average VAD values for the assessment of the service, commercial and technical product quality-related penalties set in KWh, replacing the calculation methodology of the previous 2017 RT.
(2)	It postpones the Five-Year Electricity Rate Review (RT) until April 30, 2025.
(3)	It approves the Winter Seasonal Programming for the MEM, May-October 2025 period.
(4)	It approves the Five-Year Electricity Rate Review (RT).
(5)	It approves the Winter Seasonal Reprogramming for the MEM, August-October 2025 period.
(6)	It approves the Summer Seasonal Programming for the MEM, November 2025-April 2026 period.